UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                         November 12, 2004
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     116
                                        ----------------
Form 13F Information Table Value Total:     $2,746,347
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
3M Co                                   Common   88579Y101      128,730     1,609,725    Sole          NONE       1,609,725
Abbott Laboratories                     Common   002824100      116,536     2,751,085    Sole          NONE       2,751,085
Adobe Systems Inc                       Common   00724F101        1,310        26,486    Sole          NONE          26,486
Albertsons Inc                          Common   013104104           34         1,400    Sole          NONE           1,400
Alltel Corp                             Common   020039103          225         4,090    Sole          NONE           4,090
American Electric Power Co              Common   025537101           16           500    Sole          NONE             500
American Internationl Group             Common   026874107          125         1,843    Sole          NONE           1,843
American Power Conversion               Common   029066107          125         7,200    Sole          NONE           7,200
Amgen Inc                               Common   031162100           51           900    Sole          NONE             900
Anheuser-Busch Companies Inc            Common   035229103           70         1,400    Sole          NONE           1,400
Automatic Data Processing               Common   053015103      104,727     2,534,535    Sole          NONE       2,534,535
BMC Software                            Common   055921100            1            75    Sole          NONE              75
Biomet Inc                              Common   090613100           24           505    Sole          NONE             505
Block H & R Inc                         Common   093671105           48           976    Sole          NONE             976
Boeing Co                               Common   097023105            9           165    Sole          NONE             165
Botswana Rst Ltd ADR                    Common   101349207            0             4    Sole          NONE               4
Bristol-Myers Squibb                    Common   110122108        1,028        43,412    Sole          NONE          43,412
Brown Forman Corp Cl B                  Common   115637209           64         1,400    Sole          NONE           1,400
Certegy Inc                             Common   156880106          399        10,725    Sole          NONE          10,725
Check Point Software                    Common   M22465104           15           900    Sole          NONE             900
ChevronTexaco Corp                      Common   166764100           64         1,200    Sole          NONE           1,200
Chiron Corp                             Common   170040109           40           900    Sole          NONE             900
ChoicePoint Inc                         Common   170388102           13           300    Sole          NONE             300
Cisco Systems Inc                       Common   17275R102           22         1,240    Sole          NONE           1,240
Clorox Co                               Common   189054109      104,157     1,954,157    Sole          NONE       1,954,157
Coca-Cola Co                            Common   191216100       75,256     1,879,060    Sole          NONE       1,879,060
Colgate-Palmolive Co                    Common   194162103       80,162     1,774,285    Sole          NONE       1,774,285
Conagra Foods Inc                       Common   205887102           31         1,200    Sole          NONE           1,200
Consolidated Edison Inc                 Common   209115104          225         5,343    Sole          NONE           5,343
Costco Wholesale Corp                   Common   22160K105           46         1,100    Sole          NONE           1,100
DNP Select Income Fd Inc                Common   23325P104           56         5,000    Sole          NONE           5,000
Del Monte Foods Co                      Common   24522P103           26         2,442    Sole          NONE           2,442
Dell, Inc                               Common   24702R101           71         2,000    Sole          NONE           2,000
Dionex Corp                             Common   254546104       46,427       848,761    Sole          NONE         848,761
EMC Corp                                Common   268648102           11           975    Sole          NONE             975
Edison Intl                             Common   281020107           21           800    Sole          NONE             800
Elan PLC ADR                            Common   284131208            7           300    Sole          NONE             300
Emerson Electric Co                     Common   291011104      135,487     2,189,158    Sole          NONE       2,189,158
Equifax Inc                             Common   294429105      115,634     4,386,719    Sole          NONE       4,386,719
Escrow Bonneville Pacific Corp          Common   098904998            0         1,091    Sole          NONE           1,091
Exxon Mobil Corp                        Common   30231G102          329         6,800    Sole          NONE           6,800
Fannie Mae                              Common   313586109       98,801     1,558,368    Sole          NONE       1,558,368
Fedex Corp                              Common   31428X106           43           500    Sole          NONE             500
Fifth Third Bancorp                     Common   316773100           11           225    Sole          NONE             225
Freddie Mac                             Common   313400301          111         1,700    Sole          NONE           1,700
Gannett Company                         Common   364730101      125,678     1,500,453    Sole          NONE       1,500,453
Genentech Inc                           Common   368710406           16           300    Sole          NONE             300
General Electric Co                     Common   369604103      147,165     4,382,505    Sole          NONE       4,382,505
Genuine Parts Co                        Common   372460105          460        11,974    Sole          NONE          11,974
Glaxosmithkline PLC Spons ADR           Common   37733W105          559        12,793    Sole          NONE          12,793

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------

Heinz H J Co                            Common   423074103          279         7,742    Sole          NONE           7,742
Intel Corp                              Common   458140100          718        35,774    Sole          NONE          35,774
Interface Inc_Cl A                      Common   458665106            2           300    Sole          NONE             300
International Business Machines Corp    Common   459200101          219         2,554    Sole          NONE           2,554
J P Morgan Chase & Co                   Common   46625H100           28           700    Sole          NONE             700
Johnson & Johnson                       Common   478160104      112,978     2,005,637    Sole          NONE       2,005,637
Kellogg Co                              Common   487836108           17           400    Sole          NONE             400
Lee Enterprises Inc                     Common   523768109           30           650    Sole          NONE             650
Lowes Cos Inc                           Common   548661107           43           800    Sole          NONE             800
MBNA Corp                               Common   55262L100      146,329     5,806,725    Sole          NONE       5,806,725
Marsh & Mclennan Companies Inc          Common   571748102           17           364    Sole          NONE             364
McDonald's Corp                         Common   580135101          231         8,257    Sole          NONE           8,257
McGraw Hill Companies                   Common   580645109      108,360     1,359,770    Sole          NONE       1,359,770
Medco Health Solutions                  Common   58405U102            1            48    Sole          NONE              48
Medtronic Inc                           Common   585055106      116,491     2,244,530    Sole          NONE       2,244,530
Merck & Company                         Common   589331107          801        24,271    Sole          NONE          24,271
Microsoft Corp                          Common   594918104          874        31,615    Sole          NONE          31,615
Morgan Stanley                          Common   617446448           19           391    Sole          NONE             391
Mylan Laboratories Inc                  Common   628530107          231        12,824    Sole          NONE          12,824
Nestle SA ADR                           Common   641069406          346         6,000    Sole          NONE           6,000
New York Times Co Class A               Common   650111107            4           100    Sole          NONE             100
Nike Inc Cl B                           Common   654106103          407         5,166    Sole          NONE           5,166
Nordson Corp                            Common   655663102          158         4,600    Sole          NONE           4,600
Omnicom Group Inc                       Common   681919106      144,910     1,983,445    Sole          NONE       1,983,445
Park Ohio Bank                          Common   700666100            0             1    Sole          NONE               1
Patterson Companies                     Common   703395103      106,577     1,392,075    Sole          NONE       1,392,075
Paychex Inc                             Common   704326107       74,497     2,470,868    Sole          NONE       2,470,868
Pepsico Inc                             Common   713448108       96,793     1,989,587    Sole          NONE       1,989,587
Pfizer Inc                              Common   717081103      136,091     4,447,429    Sole          NONE       4,447,429
Plum Creek Timber Co                    Common   729251108           26           750    Sole          NONE             750
Portland Brewing Company                Common   736420100            0           300    Sole          NONE             300
Procter & Gamble Co                     Common   742718109      124,766     2,305,352    Sole          NONE       2,305,352
Qualcomm Inc                            Common   747525103          197         5,040    Sole          NONE           5,040
Reliance Steel And Aluminum Co          Common   759509102          139         3,500    Sole          NONE           3,500
Reynolds American Inc                   Common   761713106           29           427    Sole          NONE             427
Royal Dutch Pete Co NY Registry Sh Par  Common   780257804          248         4,800    Sole          NONE           4,800
Sara Lee Corp                           Common   803111103          123         5,400    Sole          NONE           5,400
Schering-Plough Corp                    Common   806605101           19         1,000    Sole          NONE           1,000
Schlumberger Ltd                        Common   806857108           27           400    Sole          NONE             400
Southern Co                             Common   842587107           19           628    Sole          NONE             628
Stancorp Finl Group                     Common   852891100           19           270    Sole          NONE             270
Starbucks Corp                          Common   855244109          233         5,125    Sole          NONE           5,125
State Street Corp                       Common   857477103      115,057     2,693,901    Sole          NONE       2,693,901
Stryker Corp                            Common   863667101      168,760     3,509,982    Sole          NONE       3,509,982
Techne Corp                             Common   878377100           23           600    Sole          NONE             600
Time Warner Inc                         Common   887317105           15           950    Sole          NONE             950
Transamerica Income Shares              Common   893506105           34         1,500    Sole          NONE           1,500
US Bancorp                              Common   902973304          598        20,680    Sole          NONE          20,680
Union Pacific Corp                      Common   907818108           15           250    Sole          NONE             250
United Parcel Svc Cl B                  Common   911312106           66           870    Sole          NONE             870
Varian Inc                              Common   922206107           19           500    Sole          NONE             500
Verizon Communications                  Common   92343V104           72         1,834    Sole          NONE           1,834

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------

Vodafone Group                          Common   92857W100           52         2,160    Sole          NONE           2,160
WD 40 CO                                Common   929236107          189         6,593    Sole          NONE           6,593
WPS Resources Corp                      Common   92931B106           17           369    Sole          NONE             369
Wal Mart Stores Inc                     Common   931142103           96         1,800    Sole          NONE           1,800
Walgreen Company                        Common   931422109          740        20,660    Sole          NONE          20,660
Washington Mutual Inc                   Common   939322103           73         1,875    Sole          NONE           1,875
Wells Fargo & Co                        Common   949746101          161         2,695    Sole          NONE           2,695
Weyerhaeuser Co                         Common   962166104          151         2,268    Sole          NONE           2,268
Wilmington Trust Corp                   Common   971807102          492        13,580    Sole          NONE          13,580
Worldcom Inc MCI Group Com              Common   98157D304            0            10    Sole          NONE              10
Wrigley Wm Jr Co                        Common   982526105          276         4,356    Sole          NONE           4,356
Wyeth                                   Common   983024100          402        10,749    Sole          NONE          10,749
Xilinx Inc                              Common   983919101           19           700    Sole          NONE             700
Zebra Technologies                      Common   989207105        1,261        20,663    Sole          NONE          20,663
                                                            ----------------------
                                                              2,746,347
                                                            ===========